Cover	Apr. 28, 2023
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Apr. 28, 2023
Entity File Number	0-422
Entity Registrant Name	MIDDLESEX WATER COMPANY
Entity Central Index Key	0000066004
Entity Tax Identification Number	22-1114430
Entity Incorporation, State or Country Code	NJ
Entity Address, Address Line One	485C Route 1 South
Entity Address, Address Line Two	Suite 400
Entity Address, City or Town	Iselin
Entity Address, State or Province	NJ
Entity Address, Postal Zip Code	08830
City Area Code	732
Local Phone Number	634-1500
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, No Par Value
Trading Symbol	MSEX
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false